PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 0.6%
Boeing Co. (The)*	4,985	$850,192
Automobiles — 2.4%
Tesla, Inc.*	13,403	3,473,521
Biotechnology — 2.1%
Vertex Pharmaceuticals, Inc.*	6,431	3,117,877
Broadline Retail — 8.8%
Amazon.com, Inc.*	60,252	11,463,545
MercadoLibre, Inc. (Brazil)*	765	1,492,416
		12,955,961
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	1,442	787,750
Moody’s Corp.	4,286	1,995,947
		2,783,697
Consumer Staples Distribution & Retail — 9.2%
Costco Wholesale Corp.	10,587	10,012,973
Walmart, Inc.	39,634	3,479,469
		13,492,442
Electric Utilities — 0.8%
Constellation Energy Corp.	6,239	1,257,970
Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.*	10,270	1,538,138
Entertainment — 1.6%
Walt Disney Co. (The)	23,673	2,336,525
Financial Services — 10.0%
Mastercard, Inc. (Class A Stock)	13,233	7,253,272
Visa, Inc. (Class A Stock)	21,089	7,390,851
		14,644,123
Ground Transportation — 2.1%
Uber Technologies, Inc.*	41,992	3,059,537
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	7,127	945,396
Intuitive Surgical, Inc.*	6,763	3,349,511
		4,294,907
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc. (Class A Stock)*	12,725	1,520,129
Cava Group, Inc.*	17,929	1,549,245
Starbucks Corp.	11,226	1,101,158
		4,170,532
Insurance — 1.4%
Progressive Corp. (The)	7,258	2,054,087
Interactive Media & Services — 10.5%
Alphabet, Inc. (Class A Stock)	23,397	3,618,112
Alphabet, Inc. (Class C Stock)	17,822	2,784,331
Meta Platforms, Inc. (Class A Stock)	15,574	8,976,231
		15,378,674
IT Services — 0.8%
Snowflake, Inc. (Class A Stock)*	7,951	1,162,118
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 6.7%
AstraZeneca PLC (United Kingdom), ADR	26,305	$1,933,418
Eli Lilly & Co.	5,343	4,412,837
Novo Nordisk A/S (Denmark), ADR(a)	36,885	2,561,294
UCB SA (Belgium), ADR	10,870	959,739
		9,867,288
Semiconductors & Semiconductor Equipment — 10.3%
Broadcom, Inc.	25,180	4,215,887
Lam Research Corp.	10,985	798,610
NVIDIA Corp.	81,077	8,787,125
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,176	1,357,216
		15,158,838
Software — 14.2%
Adobe, Inc.*	1,978	758,622
AppLovin Corp. (Class A Stock)*	2,599	688,657
Cadence Design Systems, Inc.*	11,833	3,009,487
Datadog, Inc. (Class A Stock)*	3,808	377,792
Microsoft Corp.	28,853	10,831,128
Salesforce, Inc.	9,156	2,457,104
ServiceNow, Inc.*	3,386	2,695,730
		20,818,520
Specialty Retail — 2.0%
Home Depot, Inc. (The)	7,944	2,911,397
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	35,837	7,960,473
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc. (Class B Stock)	16,408	1,041,580

Total Long-Term Investments (cost $60,330,000)		144,328,397
Short-Term Investments — 2.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	2,662,837	2,662,837
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $275,356; includes $271,130 of cash collateral for securities on loan)(b)(wb)	275,549	275,384

Total Short-Term Investments (cost $2,938,193)		2,938,221

TOTAL INVESTMENTS—100.2% (cost $63,268,193)		147,266,618

Liabilities in excess of other assets — (0.2)%		(298,975)

Net Assets — 100.0%		$146,967,643

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,094; cash collateral of $271,130 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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